Financial Risk and Insurance Management - Additional Information (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 COP ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 PEN (S/)
Disclosure Of Financial Risk Management [Line Items]
Credit term	180 days
Put liability | $				$ 140,549,846
Liability For Purchase Of Non Controlling Interest	S/ 71,722	S/ 0	S/ 0				S/ 0
Contingent consideration [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate			1.00%			1.00%
Put Liability [Member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate			1.00%			1.00%
Discounted cash flow [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate	12.24%				12.24%
Liability For Purchase Of Non Controlling Interest | $					$ 150,305,032
Discounted cash flow [member] | Contingent consideration [member]
Disclosure Of Financial Risk Management [Line Items]
Contingent consideration recognised as of acquisition date | $						$ 66,884,414
Bottom of range [member] | Contingent consideration [member]
Disclosure Of Financial Risk Management [Line Items]
Put liability			S/ 469
Contingent consideration recognised as of acquisition date			7,005
Bottom of range [member] | Put Liability [Member]
Disclosure Of Financial Risk Management [Line Items]
Contingent consideration recognised as of acquisition date			S/ 2,227
Bottom of range [member] | Put Liability [Member] | Discount rate, measurement input [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate			8.00%			8.00%
Bottom of range [member] | Discounted cash flow [member] | Contingent consideration [member] | Discount rate, measurement input [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate			12.30%			12.30%
Top of range [member] | Contingent consideration [member]
Disclosure Of Financial Risk Management [Line Items]
Put liability			S/ (469)
Contingent consideration recognised as of acquisition date			(7,005)
Top of range [member] | Put Liability [Member]
Disclosure Of Financial Risk Management [Line Items]
Contingent consideration recognised as of acquisition date			S/ (2,227)
Top of range [member] | Put Liability [Member] | Discount rate, measurement input [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate			13.80%			13.80%
Top of range [member] | Discounted cash flow [member] | Contingent consideration [member] | Discount rate, measurement input [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of risk adjusted discount rate			12.71%			12.71%
Insurance risk [member] | Bottom of range [member]
Disclosure Of Financial Risk Management [Line Items]
Fluctuations in variables (%)	5.00%	5.00%	5.00%	5.00%
Insurance risk [member] | Top of range [member]
Disclosure Of Financial Risk Management [Line Items]
Fluctuations in variables (%)	10.00%	10.00%	10.00%	10.00%
Interest rate risk [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of interest rate risk	65.00%
Liquidity risk [member]
Disclosure Of Financial Risk Management [Line Items]
Revolving credit lines	S/ 549,415
Drawn of revolving credit facility	239,366	S/ 446,068	S/ 348,178
Availability of revolving credit facility	310,049	S/ 153,986	S/ 139,283
Liquidity risk [member] | PERU | Scotia bank [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	30,000
Liquidity risk [member] | PERU | Banbif [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	16,815
Liquidity risk [member] | PERU | BBVA [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	67,260
Liquidity risk [member] | PERU | BCP [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	40,356
Liquidity risk [member] | PERU | Interbank [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	13,452
Liquidity risk [member] | PERU | Citibank [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	31,949
Liquidity risk [member] | PERU | Pichincha [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	33,630
Liquidity risk [member] | PERU | Santander [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	84,075
Liquidity risk [member] | PERU | GNB [Member] | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	13,500
Liquidity risk [member] | COLOMBIA | Fixed interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	126,878
Liquidity risk [member] | MEXICO | Floating interest rate [member]
Disclosure Of Financial Risk Management [Line Items]
Availability of revolving credit facility	S/ 91,500
Capital Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Leverage ratio	0.64	0.68	0.66		0.64	0.66
Capital Risk [Member] | Bottom of range [member]
Disclosure Of Financial Risk Management [Line Items]
Leverage ratio	1	1	1		1	1
Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Net foreign exchange loss	S/ 193,004	S/ 41,709	S/ 75,852